RELATED PARTIES (Narrative - Cash Incentives) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2023
Related Party Transaction [Line Items]
Estimated aggregate amortization of intangible assets - 2024		$ 4,707
Estimated aggregate amortization of intangible assets - 2025		3,688
Estimated aggregate amortization of intangible assets - 2026		1,311
Estimated aggregate amortization of intangible assets - 2027		517
Estimated aggregate amortization of intangible assets - 2028		$ 608
Executive Officer [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage	25.00%
Cash incentive award, terms		since the date of its approval (an "Examined Period"), as compared to the benchmark Yield over such Examined Period; and to the extent that the Company's Stock Yield exceeds the benchmark Yield for such period, each of the Executive Office Holders shall receive an amount equal to 50% of his monthly Cost of Pay for each 1% of excess return (in percentage points' terms), or a relative amount in the event of a partial excess return.
Maximum payment term after the termination of service/employment		30 days
EBITDA''s Threshold (as a percent)		10.00%
Prior notice period for amount of grants under special circumstances		60 days
Maximum return period for compensation amounts		60 days
Executive Officer [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage		15.00%
Profit before tax targets		$ 24,000
Executive Officer [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Level Of Incentive Percentage		150.00%